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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2011

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Adams Street Partners, LLC
Address: One North Wacker Drive, Suite 2200
         Chicago, IL 60606-2823

Form 13F File Number: 28-12754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sara A. Robinson
Title: Vice President
Phone: 312-553-8486

Signature, Place, and Date of Signing:

/s/ Sara A. Robinson              Chicago, Illinois           11/14/2011
-------------------------   ---------------------------   ---------------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           6

Form 13F Information Table Value Total: $    35,498
                                        -----------
                                        (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

       COLUMN 1           COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------  ---------  --------  --------------------  ----------  --------  -----------------------
                                                                                                        VOTING AUTHORITY
        NAME OF           TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER    -----------------------
        ISSUER             CLASS      CUSIP    [x$1000]   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
------------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
Convio Inc                Comm Stk  21257W105     9,499  1,129,551  SH         SOLE                  1,129,551       0     0
Jazz Pharmaceuticals Inc  Comm Stk  472147107     8,117    195,598  SH         SOLE                    195,598       0     0
Pharmathene Inc           Comm Stk  71714G102       101     57,929  SH         SOLE                     57,929       0     0
Tivo Inc                  Comm Stk  888706108     1,120    119,995  SH         SOLE                    119,995       0     0
Allot Communications Ltd  SHS       M0854Q105     3,404    349,146  SH         SOLE                    349,146       0     0
magicJack VocalTec Ltd    SHS       M6787E101    13,257    571,430  SH         SOLE                    571,430       0     0